Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Level 3 [Member] € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Dori Energy Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 8,495
Repayment of loan to an equity accounted investee	(149)
Loan to an equity accounted investee	0
Total loss recognized in other comprehensive income (loss)	208
Interest	592
Foreign Currency translation adjustments	(283)
Balance as at Ending	8,863
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	(20,894)
Total loss recognized in other comprehensive income (loss)	(42,275)
Balance as at Ending	€ (63,169)